DWS Government and Agency Securities Portfolio Expense Example - DWS Gov and Agcy Money Fund [Member] - DWS Government and Agency Securities Portfolio - DWS Government and Agency Money Fund	Jul. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	64
Expense Example, with Redemption, 5 Years	113
Expense Example, with Redemption, 10 Years	$ 255